Commitments and contingencies (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) plaintiff	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments under operating leases recognized in the consolidated income statement	$ 5.1	$ 4.8	$ 5.6
Minimum lease payments payable under non-cancellable operating lease	34.4	27.1	30.8
Capital commitments	$ 0.6	3.6	3.1
Number of plaintiffs | plaintiff	3
Leasehold land and buildings | Minimum
Disclosure of finance lease and operating lease by lessee [line items]
Useful lives of property, plant and equipment, period	2 years
Leasehold land and buildings | Maximum
Disclosure of finance lease and operating lease by lessee [line items]
Useful lives of property, plant and equipment, period	65 years
Plant and equipment held under operating leases | Minimum
Disclosure of finance lease and operating lease by lessee [line items]
Useful lives of property, plant and equipment, period	2 years
Plant and equipment held under operating leases | Maximum
Disclosure of finance lease and operating lease by lessee [line items]
Useful lives of property, plant and equipment, period	5 years
Within one year
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments payable under non-cancellable operating lease	$ 5.4	4.6	4.9
In two to five years
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments payable under non-cancellable operating lease	14.5	11.8	13.5
In over five years
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments payable under non-cancellable operating lease	$ 14.5	$ 10.7	$ 12.4